May 31, 2019

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Bond Index Funds (the “Trust”)
File No. 33-06001

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated May 10, 2019, filed pursuant to Rule 497(e), for the Vanguard Long-Term Bond Index Fund, series of the above mentioned Trust.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-7310.

Alexander F. Smith
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Lisa N. Larkin
U.S. Securities and Exchange Commission